Goodwill (Table)	6 Months Ended
May 31, 2026
Goodwill [Abstract]
Schedule of Goodwill Arising from the Acquisition has been Recognized

Goodwill arising from the acquisition has been recognized as follows:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Consideration transferred	-	10,000	1,276
Fair value of net liabilities acquired	-	355,399	45,351
Goodwill	-	365,399	46,627